Intangible assets, net (Details 1) - ZHEJIANG TIANLAN ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Amortization expense	¥ 142	¥ 152	¥ 152
Year 1	142			$ 152
Year 2	142			152
Year 3	142			152
Year 4	142			152
Year 5	142			152
Thereafter	1,410			$ 167
Total	¥ 2,120				¥ 927